INCOME TAXES - Provision for income taxes differ from amount of income tax determined (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
INCOME TAXES
Statutory federal income tax rate	21.00%	21.00%
Statutory state and local income tax rate (1%, as of September 30, 2024 and 2023), net of federal benefit	10.19%	9.56%
Stock based compensation	2.04%	(1.76%)
Permanent differences related to warrants	20.33%	1.80%
Other permanent differences	(2.49%)	1.97%
Canada NOL		1.28%
Federal R&D Credit	(2.43%)	9.93%
Adjustment for prior year's NOLs	(137.65%)
Change in deferred tax rate	(0.81%)	1.67%
Change in valuation allowance	89.82%	(45.45%)
Effective tax rate	0.00%	0.00%